Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Oct. 01, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000016392 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 12,570	$ 11,848	$ 11,635	$ 12,820	$ 13,069	$ 12,076	$ 10,849	$ 11,212	$ 11,470	$ 10,738
C000016393 [Member]
Account Value [Line Items]
Accumulated Value	10,000	12,261	11,584	11,405	12,598	12,875	11,926	10,741	11,128	11,412	10,712
Bloomberg U.S. Aggregate Bond [Member]
Account Value [Line Items]
Accumulated Value	10,000	12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
11/15/2025 STRIPS Issue [Member]
Account Value [Line Items]
Accumulated Value	10,000	13,091	12,296	12,002	13,184	13,367	12,344	10,990	11,309	11,722	10,881
Bloomberg U.S. 1-5 Year Treasury [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,563	$ 10,755	$ 10,537	$ 11,336	$ 11,387	$ 10,874	$ 10,286	$ 10,353	$ 10,363	$ 10,206